Organization and Principal Activities (Details) - USD ($)	Dec. 14, 2020	Jul. 26, 2019
Accounting Policies [Abstract]
Percentage of acquisition	100.00%	100.00%
Total consideration	$ 8,000,000
Cancellation of ordinary shares	475,000
Ordinary share price	$ 16.00
Payment of cash consideration	$ 400,000